N-2 - $ / shares	May 08, 2023	May 04, 2023
Cover [Abstract]
Entity Central Index Key	0000925683
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Financial Opportunities Fund
General Description of Registrant [Abstract]
Share Price		$ 23.54
NAV Per Share		$ 21.78
Latest Premium (Discount) to NAV [Percent]		8.08%